PRINCIPAL ACCOUNTING POLICIES - Major VIEs and their subsidiaries (Details)	12 Months Ended
Dec. 31, 2024 CNY (¥) ¥ / item
Major variable interest entities and their subsidiaries
Description of foreign investment law approval	In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020
Shanghai Ctrip Commerce | One employee
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	1
Shanghai Ctrip Commerce | One senior consultant
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	1
Shanghai Ctrip Commerce | One employee and one senior consultant
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE | ¥	¥ 900,000,000
Shanghai Huacheng
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE | ¥	¥ 100,000,000
Qunar Beijing | Two employees
Major variable interest entities and their subsidiaries
Number of officers | ¥ / item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE | ¥	¥ 11,000,000